Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Fully Benefit-Responsive Investment Contract
The contract values of the Plan’s synthetic investment contracts were as follows:

	December 31,
	2025	2024
Synthetic investment contracts	$761,085,480	$688,059,315
Total fully benefit-responsive investment contracts	$761,085,480	$688,059,315